Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [Abstract]
Net income attributable to equity holders of Sanofi	[1]	€ 8,434	€ 4,709	€ 4,287
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[1],[2]	(4,643)	(314)	124	[3]
Non-controlling interests, excluding BMS(b)	[1],[4]	38	5	7
Share of undistributed earnings from investments accounted for using the equity method	[1]	(66)	(83)	115
Depreciation, amortization and impairment of property, plant and equipment and intangible assets	[1]	3,686	3,301	4,276
Gains and losses on disposals of non-currentassets, net of tax(c)	[1],[5]	(97)	(244)	(136)
Net change in deferred taxes	[1]	(909)	(542)	(1,253)
Net change in non-current provisions and other non-currentliabilities(d)	[1],[6]	321	20	(13)
Cost of employee benefits (stock options and other share-based payments)	[1]	263	241	193
Impact of the workdown of acquired inventories remeasured at fair value	[1]	166
Unrealized (gains)/losses recognized in income	[1]	38	(83)	(365)
Operating cash flow before changes in working capital and excluding the exchanged/held-for-exchange Animal Health business	[1]	7,231	7,010	7,235
(Increase)/decrease in inventories	[1]	(145)	(323)	(466)
(Increase)/decrease in accounts receivable	[1]	(529)	168	(493)
Increase/(decrease) in accounts payable	[1]	577	447	241
Net change in other current assets and other current liabilities	[1]	245	536	1,773
Net cash provided by/(used in) operating activities excluding the exchanged/held-for-exchange Animal Health business(e)	[1],[7]	7,379	7,838	8,290
Net cash provided by/(used in) operating activities of the exchanged/held-for-exchange Animal Health business	[1]		346	630
Acquisitions of property, plant and equipment and intangible assets	[1]	(1,956)	(2,083)	(2,772)
Acquisitions of investments in consolidated undertakings and investments accounted for using the equity method(f)/(h)	[1],[8],[9]	(1,151)	(426)	(220)
Acquisitions of available-for-sale financial assets	[1]	(161)	(208)	(142)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax(g)	[1],[10]	535	209	211
Net change in loans and other financial assets	[1]	(163)	(3)	(88)
Net cash provided by/(used in) investing activities excluding the exchanged/held-for-exchangeAnimal Health business	[1]	(2,896)	(2,511)	(3,011)
Net cash provided by/(used in) investing activities of the exchanged/held-for-exchangeAnimal Health business	[1]		(126)	(246)
Net cash inflow from the exchange of the Animal Health business for BI's Consumer Healthcare business(i)	[1],[11]	3,535
Issuance of Sanofi shares	[1]	319	305	573
to shareholders of Sanofi	[1]	(3,710)	(3,759)	(3,694)
to non-controlling interests, excluding BMS (b)	[1],[4]	(15)	(21)	(12)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control	[1]	(37)	(11)	(8)
Additional long-term debt contracted	[1]	41	4,773	2,253
Repayments of long-term debt	[1]	(2,368)	(2,576)	(708)
Net change in short-term debt	[1]	30	96	(199)
Acquisitions of treasury shares	[1]	(2,162)	(2,908)	(1,784)
Disposals of treasury shares, net of tax	[1]			1
Net cash provided by/(used in) financing activities excluding the exchanged/held-for-exchangeAnimal Health business	[1]	(7,902)	(4,101)	(3,578)
Net cash provided by/(used in) financing activities of the exchanged/held-for-exchangeAnimal Health business	[1]		111	(23)
Impact of exchange rates on cash and cash equivalents	[1]	(74)	(101)	(232)
Impact on cash and cash equivalents of the reclassification of the Animal Health business to "Assets held for sale or exchange"(j)	[1],[12]			(23)
Net change in cash and cash equivalents	[1]	42	1,125	1,807
Cash and cash equivalents, beginning of period	[1]	10,273	9,148	7,341
Cash and cash equivalents, end of period	[1]	€ 10,315	€ 10,273	9,148
Net change in cash and cash equivalents excluding the Animal Health business (2015)	[1]			1,469
Net change in cash and cash equivalents of the Animal Health business (2015)	[1]			€ 361

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[3]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).
[4]	See Note C.2. to the financial statements for the year ended December 31, 2017.
[5]	Includes available-for-sale financial assets.
[6]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[7]	Including: 2017 2016 2015 ∎ Income tax paid (1,734) (2,096) (1,706) ∎ Interest paid (excluding cash flows on derivative instruments used to hedge debt) (347) (401) (404) ∎ Interest received (excluding cash flows on derivative instruments used to hedge debt) 56 56 57 ∎ Dividends received from non-consolidated entities 8 9 9
[8]	The main cash effect of the exchange of the Animal Health business for BI's Consumer Healthcare business was the receipt by Sanofi of a balancing cash payment of €4,207 million. Consequently, all of the cash flows arising from this exchange transaction during 2017 are presented in a separate line item, Net cash inflow from the exchange of the Animal Health business for BI's Consumer Healthcare business (see Note D.1.).
[9]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.
[10]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets.
[11]	For the year ended December 31, 2017, this line item comprises (i) the receipt by Sanofi of a balancing cash payment of €4,207 million; (ii) reimbursements of intragroup accounts with Merial entities totaling €967 million; (iii) payment of €1,784 million of tax due on the gain arising from the divestment; and (iv) the cash held by the BI subsidiaries acquired by Sanofi. The total consideration for the sale of the Animal Health business to BI was €10,557 million (see Note D.36.), and the consideration for the acquisition of BI's Consumer Healthcare business was €6,239 million (see Note D.1.).
[12]	Cash and cash equivalents of the Animal Health business are presented within the line item Assets held for sale or exchange for the years ended December 31, 2015 and 2016.